Stock Based Compensation Expenses - Summary of compensation cost (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation [Line Items]
Stock-based compensation expense	$ 125	$ 115	$ 456	$ 329	$ 438	$ 326
Cost of Product Revenue [Member]
Share Based Compensation [Line Items]
Stock-based compensation expense	(3)	9	16	26	38	25
Research and Development [Member]
Share Based Compensation [Line Items]
Stock-based compensation expense	$ 2	$ 9	$ 8	$ 31	34	54
Selling, General and Administrative Expenses [Member]
Share Based Compensation [Line Items]
Stock-based compensation expense					$ 366	$ 247